Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	SCT Total for PEO (1)(2)	Compensation Actually Paid to PEO(4)	Average SCT Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(5)	GAAP Net Income(6)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2024	$170,615	$120,000	$204,741	$200,000	$23.49	$(3,200,138)
2023	$229,173	$122,308	$222,107	$203,532	$33.85	$(4,718,142)
2022	$141,020	$120,000	$160,000	$150,000	$72.58	$(4,926,937)

Named Executive Officers, Footnote [Text Block]

(1)	Dr. Desheng Wang has served as our PEO since 2014. Following are the names and years of service of our non-PEO NEOs whose averaged CAP are reflected in the Pay Versus Performance Table: Irving Kau, Chief Financial Officer, 2022 – 2024.

Peer Group Issuers, Footnote [Text Block]

(5)	Cumulative Total Shareholder Return (“TSR”) for each fiscal year is measured over a period running from the last trading day before the covered fiscal year began, through and including the end of the covered fiscal year, calculated assuming reinvested dividends. The closing price at the measurement point is then converted into a $100 fixed investment in company stock (or the stock of the peer group, as applicable.) The TSR applicable to each member of the peer group is weighted according to the respective market capitalization of the entity at the beginning of each measurement period.

Pay Versus Performance Net Income Or Loss Footnote [Text Block]

(6)	The metric required is “net income or loss as required by Regulation S-X to be disclosed in the registrant’s audited GAAP financial statement,” and not net income attributable to the controlling interest.

SCT Total for PEO	$ 170,615	$ 229,173	$ 141,020
Compensation Actually Paid to PEO	$ 120,000	122,308	120,000
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Total (“SCT”).

Average SCT Total for non-PEO NEOs	$ 204,741	222,107	160,000
Average Compensation Actually Paid to non-PEO NEOs	$ 200,000	203,532	150,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The dollar amounts reported represent the average of the amounts reported for our Company’s non-PEO NEOs as a group in the “Total” columns of the SCT.

Pay versus Performance Other Footnote [Text Block]

(4)	Calculations of Compensation Actually Paid (“CAP”) are reported in compliance with recently adopted SEC rules which require certain adjustments be made to the SCT reported totals. CAP does not necessarily represent cash, pension benefits and/or equity value transferred to the PEO or non-PEO NEOs without restriction, but rather is a value calculated under the applicable SEC rules. In general, CAP is calculated as the SCT total compensation amount adjusted to include (i) the current and prior service cost of pension benefits reported in the SCT (rather than the actuarial present value of accumulated benefits under such plans) and (ii) the “fair value” of equity awards as of December 31st of the applicable year or, if earlier, the vesting date (rather than the grant date).

“Fair value” is, generally, an estimate of the value of the equity award at the end of the covered fiscal year (or upon vesting or forfeiture, if earlier), that compares that value to the value at the start of the covered fiscal year value, taking into account dividends (if any) and certain assumptions used by the Company that depend upon the type of equity award.

Tabular List [Table Text Block]

Performance Measures

The Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that we use to determine the compensation of executives are designed to incentivize our executives to drive growth and long-term shareholder value. Below is an unranked list of the most important performance measures the Company used to link executive compensation and company performance for the most recently completed fiscal year:

Performance Measure
On-time filing of the quarterly and year end financials, barring any unmitigated legal or audit delays;

Increase of sales or accounts receivable over 20% on a quarter over quarter basis, due to efforts to build new lines of business (or building new lines of business, such as Lusher / One Touch Financial, related or unrelated, for investment and future growth);

Closure of merger(s) or acquisition(s) either through standard business combination or asset purchase agreement;
Completion of capital raise agreement(s), including ELOCs and convertibles, with associated parties including broker-dealers and investment funds; and
Average 90 day trading volume: Increase 15% over previous quarter.

Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	$ 23.49	33.85	72.58
GAAP Net Income	$ (3,200,138)	$ (4,718,142)	$ (4,926,937)
PEO Name	Dr. Desheng Wang	Dr. Desheng Wang	Dr. Desheng Wang
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	On-time filing of the quarterly and year end financials, barring any unmitigated legal or audit delays;
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Increase of sales or accounts receivable over 20% on a quarter over quarter basis, due to efforts to build new lines of business (or building new lines of business, such as Lusher / One Touch Financial, related or unrelated, for investment and future growth);
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Closure of merger(s) or acquisition(s) either through standard business combination or asset purchase agreement;
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Completion of capital raise agreement(s), including ELOCs and convertibles, with associated parties including broker-dealers and investment funds; and
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Average 90 day trading volume: Increase 15% over previous quarter.